Label	Element	Value
AMERICAN CENTURY WORLD MUTUAL FUNDS INC | EMERGING MARKETS FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Summary Prospectus and Prospectus Supplement Emerging Markets Fund
Supplement dated April 28, 2022 ■ Summary Prospectus and Prospectus dated April 1, 2022

The following replaces the first paragraph of the Principal Investment Strategies section in the summary prospectus and prospectus:

The fund will invest at least 80% of its net assets in equity securities of companies located in emerging market countries.The fund considers an emerging market country to be any country other than a developed country. However, the fund generally intends to focus its investments in the subset of emerging markets countries that comprise the MSCI Emerging Markets Index. The countries comprising the index will change from time to time, but as of March 31, 2022 include: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. In addition, a portion of the fund’s assets may be invested in frontier markets (emerging market countries at an earlier stage of development).

The following replaces the second paragraph of the What are the fund's principal investment strategies? section on page 7 in the prospectus:

The fund considers an emerging market country to be any country other than a developed country. However, the fund generally intends to focus its investments in the subset of emerging markets countries that comprise the MSCI Emerging Markets Index. The countries comprising the index will change from time to time, but as of March 31, 2022 include: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.